Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	STANDARD NUCLEAR, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-143400
Entity Tax Identification Number	99-3989746
Entity Address, Address Line One	200 Europia Ave
Entity Address, City or Town	Oak Ridge
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37830
City Area Code	865
Local Phone Number	272-2324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	STDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002086716
Amendment Flag	false